UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended December 31, 2001

            Check here if Amendment |_|; Amendment Number: ________

                       This Amendment (Check only one.):

                             |_| is a restatement.

                         |_| adds new holdings entries.

If amended report check here:

Aries Select I, LLC
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Name of Institutional Investment Manager

c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th floor,               New York,    New York       10019
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Business Address                (Street)       (City)       (State)        (Zip)

Form 13F File Number ___________________________________________________________

The entity submitting this Form and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Lindsay A. Rosenwald, M.D.

Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of the Aries Domestic Fund, L.P.

Phone: (212) 554-4300

Signature, Place and Date of Signing:


/s/ Lindsay A. Rosenwald
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[Signature]

New York, New York
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[City, State]

February 12, 2002
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[Date]

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of Other Included Managers:

Zero (0)
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Form 13F Information Table Entry Total:

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Form 13F Information Table Value Total:

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Pursuant to General Instruction B to Form 13F, the securities over which Aries
Select I, LLC exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.